UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3430
                                                     --------

                        Oppenheimer U.S. Government Trust
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           ---------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 11/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 4.80%, 4/20/08 1,2                                                                     $  1,350,000     $    1,349,048
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.269%, 5/25/34 2                                                             3,208,688          3,163,736
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 4.889%, 9/25/36 2                                                            1,430,000          1,379,154
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                                             1,480,000          1,469,272
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 4.989%, 5/25/36 2                                                             451,427            450,848
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                                                             980,000            973,927
-----------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 3,4                                                                            4,550,157             45,502
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 4.999%, 11/25/35 2                                            5,243,332          5,202,468
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 4.879%, 7/25/36 2                                             2,730,000          2,599,414
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 4.839%, 5/15/36 2                                               640,524            632,907
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                              1,628,824          1,632,882
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                              1,032,086          1,029,781
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 4.889%, 7/1/36 2                                                                          3,100,000          3,011,559
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 2                                                 1,550,000          1,526,177
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 4.869%, 7/25/36 2                                                729,344            723,705
-----------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 4.889%, 9/25/36 2                                      3,420,000          3,336,886
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 4.849%, 4/25/36 2                                                                449,548            445,751
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through
Certificates, Series 2002-AL1, Cl. AIO, 18.47%, 2/25/32 5                                            15,170,510          2,167,687
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2002-AL1, Cl. B2, 3.45%, 2/25/32                                                                      3,558,433          2,850,692
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 4.889%, 7/25/36 2                            2,710,000          2,645,454
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $41,191,169)                                                                        36,636,850

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--94.2%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--82.7%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--81.5%
Fannie Mae Trust 2004-W9, Pass-Through Certificates, Trust 2004-W9, Cl.
2A2, 7%, 2/25/44                                                                                      3,957,932          4,194,398
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                                                                2,764,865          2,722,969
5%, 7/15/33-6/15/34                                                                                  15,212,031         14,966,226


                      1 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6%, 7/15/20-3/15/33                                                                                $ 15,703,521     $   16,049,479
6.50%, 4/15/18-3/15/29                                                                                5,894,170          6,098,111
7%, 8/15/16-3/15/32                                                                                   9,073,870          9,517,738
7.50%, 9/15/12-4/25/36                                                                                5,992,205          6,401,773
8%, 4/15/16                                                                                           1,247,139          1,322,619
9%, 8/15/22-5/15/25                                                                                     298,825            322,281
11.50%, 6/15/20-12/3/20                                                                                 235,277            268,750
12.50%, 7/15/19                                                                                          78,644             86,956
13%, 8/15/15                                                                                             68,307             75,961
14%, 2/14/11                                                                                             24,279             27,910
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                           76,464             76,276
Series 1644, Cl. S, 5.833%, 12/15/23 2                                                                4,992,833          5,027,928
Series 2006-11, Cl. PS, 7.029%, 3/25/36 2                                                             1,476,506          1,665,055
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                   2,451,193          2,532,333
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                   1,615,633          1,664,168
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                    2,116,833          2,195,392
Series 2148, Cl. ZA, 6%, 4/15/29                                                                      8,816,312          8,967,877
Series 2220, Cl. PD, 8%, 3/15/30                                                                        354,584            377,607
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                     976,428          1,015,089
Series 2344, Cl. FP, 5.602%, 8/15/31 2                                                                1,209,741          1,219,705
Series 2368, Cl. PR, 6.50%, 10/15/31                                                                  4,075,053          4,245,781
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                   3,225,067          3,363,174
Series 2435, Cl. EQ, 6%, 5/15/31                                                                      3,263,029          3,305,387
Series 2451, Cl. FD, 5.652%, 3/15/32 2                                                                  923,290            940,561
Series 2464, Cl. FI, 5.652%, 2/15/32 2                                                                1,053,450          1,064,355
Series 2470, Cl. LF, 5.652%, 2/15/32 2                                                                1,076,603          1,087,870
Series 2471, Cl. FD, 5.652%, 3/15/32 2                                                                1,947,777          1,968,415
Series 2500, Cl. FD, 5.152%, 3/15/32 2                                                                  761,785            759,701
Series 2517, Cl. GF, 5.652%, 2/15/32 2                                                                  853,212            863,681
Series 2526, Cl. FE, 5.052%, 6/15/29 2                                                                1,156,332          1,150,659
Series 2530, Cl. FD, 5.152%, 2/15/32 2                                                                1,650,080          1,644,268
Series 2551, Cl. FD, 5.052%, 1/15/33 2                                                                  896,248            900,384
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                   1,579,663          1,558,603
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                    768,544            762,159
Series 2750, Cl. XG, 5%, 2/1/34                                                                       8,950,000          8,628,530
Series 2777, Cl. PJ, 4%, 5/15/24                                                                        829,459            824,385
Series 2890, Cl. PE, 5%, 11/1/34                                                                      9,070,000          8,539,427
Series 2939, Cl. PE, 5%, 2/15/35                                                                      9,198,000          8,758,609
Series 3035, Cl. DM, 5.50%, 11/15/25                                                                  5,979,574          6,008,781
Series 3057, Cl. LG, 5%, 10/15/35                                                                     5,000,000          4,821,697
Series 3094, Cl. HS, 7.326%, 6/15/34 2                                                                  913,012            991,881
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                  16,637,300         16,756,415
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 12.742%, 2/1/28 5                                                                   458,847            109,031
Series 195, Cl. IO, 8.233%, 4/1/28 5                                                                  6,278,533          1,315,451
Series 200, Cl. IO, 12%, 1/1/29 5                                                                       555,545            104,642


                      2 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 205, Cl. IO, 9.13%, 9/1/29 5                                                                $  2,847,674     $      700,374
Series 206, Cl. IO, (13.605)%, 12/1/29 5                                                                779,898            170,766
Series 2074, Cl. S, 5.093%, 7/17/28 5                                                                   585,249             50,996
Series 2079, Cl. S, 5.151%, 7/17/28 5                                                                   931,313             87,616
Series 2122, Cl. S, 9.542%, 2/15/29 5                                                                 4,230,575            360,495
Series 216, Cl. IO, 11.432%, 12/1/31 5                                                                  790,916            174,223
Series 217, Cl. IO, 7.144%, 1/1/32 5                                                                  1,482,464            331,736
Series 224, Cl. IO, 8.457%, 3/1/33 5                                                                  3,141,878            709,927
Series 2304, Cl. SK, 9.961%, 6/15/29 5                                                                3,937,567            289,231
Series 243, Cl. 6, 15.203%, 12/15/32 5                                                                1,508,369            284,925
Series 2493, Cl. S, 10.937%, 9/15/29 5                                                                  842,566             77,148
Series 2526, Cl. SE, 6.2%, 6/15/29 5                                                                  1,531,498             80,955
Series 2802, Cl. AS, 15.312%, 4/15/33 5                                                               2,347,783            141,504
Series 2819, Cl. S, 4.323%, 6/15/34 5                                                                12,304,120            948,667
Series 2920, Cl. S, 5.7%, 1/15/35 5                                                                   7,502,151            449,412
Series 3000, Cl. SE, (6.949)%, 7/15/25 5                                                              9,263,791            490,986
Series 3004, Cl. SB, 31.464%, 7/15/35 5                                                              12,089,695            615,438
Series 3110, Cl. SL, 2.867%, 2/15/26 5                                                                1,113,617             52,709
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 192, Cl. PO, 6.371%, 2/1/28 6                                                          458,847            364,949
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                               54,587,419         53,863,856
5%, 12/25/17-8/25/34                                                                                108,761,873        108,144,274
5%, 12/1/21-11/25/33 7                                                                               66,939,219         65,911,709
5.296%, 10/1/36 7                                                                                    41,302,134         41,717,217
5.50%, 1/25/33-11/1/34                                                                              193,862,984        194,770,974
5.50%, 12/1/21-12/1/36 7                                                                             11,393,000         11,469,885
6%, 7/25/24-8/25/34                                                                                  41,066,323         41,905,382
6%, 12/18/21-12/1/36 7                                                                               54,592,000         55,674,108
6.50%, 6/25/17-9/25/32                                                                               31,176,994         32,352,347
7%, 11/25/17-4/25/34                                                                                 21,822,043         22,928,016
7.50%, 2/25/27-8/25/33                                                                               15,706,460         16,800,176
8%, 12/25/22                                                                                             52,658             56,310
8.50%, 7/25/32                                                                                          104,246            112,308
11%, 7/25/16                                                                                             41,130             46,504
11.50%, 11/25/15                                                                                         42,777             48,476
13%, 11/25/12                                                                                             2,712              2,749
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO,
17%, 7/25/41 5                                                                                        6,087,279            111,553
CMO, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                                           10,000,000         10,464,289
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                                                                 7,189,485          7,707,931
Trust 1992-34, Cl. G, 8%, 3/25/22                                                                        95,472             99,585
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                1,775,668          1,861,396
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                       38,099             37,953
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                3,813,703          3,952,193


                      3 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-69, Cl. PF, 5.783%, 12/25/31 2                                                          $  2,359,561     $    2,385,813
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                    1,178,560          1,182,055
Trust 2001-74, Cl. QE, 6%, 12/25/31                                                                   9,683,949          9,907,787
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                 1,255,630          1,300,300
Trust 2002-29, Cl. F, 5.783%, 4/25/32 2                                                               1,147,500          1,175,736
Trust 2002-52, Cl. FD, 5.283%, 9/25/32 2                                                              1,001,782          1,003,995
Trust 2002-59, Cl. F, 5.183%, 9/25/32 2                                                               3,097,847          3,113,805
Trust 2002-60, Cl. FH, 5.783%, 8/25/32 2                                                              2,169,295          2,213,246
Trust 2002-64, Cl. FJ, 5.783%, 4/25/32 2                                                                352,956            359,081
Trust 2002-68, Cl. FH, 5.535%, 10/18/32 2                                                               699,523            705,554
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                     2,999,988          3,094,869
Trust 2003-116, Cl. FA, 5.183%, 11/25/33 2                                                              705,203            702,185
Trust 2003-130, Cl. CS, 4.534%, 12/25/33 2                                                              966,270            953,596
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                 3,128,000          3,181,552
Trust 2003-89, Cl. XF, 5.183%, 11/25/32 2                                                             1,656,768          1,657,560
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                   4,060,000          4,062,516
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                               2,490,000          2,524,303
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                                                              13,332,310         13,407,079
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                 2,280,000          2,247,754
Trust 2005-59, Cl. NQ, 4.917%, 5/25/35 2                                                              1,782,890          1,800,899
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                                                                8,545,037          8,611,868
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                                                10,788,411         10,827,651
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                5,969,548          6,008,032
Trust 2006-46, Cl. SW, 6.662%, 6/25/36 2                                                                972,935          1,078,069
Trust 2006-50, Cl. KS, 6.662%, 6/25/36 2                                                              3,301,035          3,577,194
Trust 2006-50, Cl. SA, 6.662%, 6/25/36 2                                                              3,472,796          3,763,321
Trust 2006-50, Cl. SK, 6.662%, 6/25/36 2                                                                141,734            155,203
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                 7,090,676          7,138,227
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 14.58%, 11/18/31 5                                                             4,374,619            406,696
Trust 2001-63, Cl. SD, 7.419%, 12/18/31 5                                                             1,465,727            139,976
Trust 2001-68, Cl. SC, 6.1%, 11/25/31 5                                                               1,011,140             97,535
Trust 2001-81, Cl. S, 7.262%, 1/25/32 5                                                                 971,602             90,505
Trust 2002-28, Cl. SA, 7.258%, 4/25/32 5                                                                796,317             66,913
Trust 2002-38, Cl. IO, 4.505%, 4/25/32 5                                                              1,058,254             70,793
Trust 2002-39, Cl. SD, 3.748%, 3/18/32 5                                                              1,118,472             98,460
Trust 2002-41, Cl. S, 22.047%, 7/25/32 5                                                              3,896,629            352,540
Trust 2002-48, Cl. S, 7.253%, 7/25/32 5                                                               1,314,810            115,074
Trust 2002-52, Cl. SD, 3.515%, 9/25/32 5                                                              1,001,782             87,233
Trust 2002-52, Cl. SL, 7.258%, 9/25/32 5                                                                815,049             70,520
Trust 2002-53, Cl. SK, 4.191%, 4/25/32 5                                                                697,669             65,161
Trust 2002-56, Cl. SN, 8.479%, 7/25/32 5                                                              1,796,590            156,048
Trust 2002-77, Cl. IS, 7.24%, 12/18/32 5                                                              1,802,951            167,063
Trust 2002-77, Cl. SH, 8.736%, 12/18/32 5                                                             1,208,551            119,785
Trust 2002-9, Cl. MS, 7.038%, 3/25/32 5                                                               1,473,452            143,650


                      4 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-118, Cl. S, 15.259%, 12/25/33 5                                                         $  7,475,352     $      956,788
Trust 2003-23, Cl. ES, 14.814%, 10/25/22 5                                                           15,191,395          1,035,684
Trust 2003-33, Cl. SP, 17.859%, 5/25/33 5                                                             3,759,312            442,871
Trust 2003-4, Cl. S, 14.845%, 2/25/33 5                                                               2,406,399            242,351
Trust 2005-40, Cl. SB, 12.698%, 5/25/35 5                                                             5,369,668            331,953
Trust 2005-71, Cl. SA, 13.45%, 8/25/25 5                                                              5,842,041            392,846
Trust 2005-87, Cl. SE, 26.643%, 10/25/35 5                                                           10,868,042            565,541
Trust 2005-87, Cl. SG, 24.406%, 10/25/35 5                                                           11,138,276            732,165
Trust 2006-119, Cl. MS, 9.478%, 12/25/36 5                                                            5,843,643            396,287
Trust 2006-33, Cl. SP, 23.693%, 5/25/36 5                                                             6,060,091            548,865
Trust 2006-43, Cl. SJ, 14.308%, 6/25/36 5                                                            21,175,668          1,622,079
Trust 221, Cl. 2, 16.237%, 5/1/23 5                                                                   2,315,313            435,824
Trust 240, Cl. 2, 24.349%, 9/1/23 5                                                                   1,589,151            374,389
Trust 252, Cl. 2, 16.862%, 11/1/23 5                                                                  1,108,290            266,180
Trust 303, Cl. IO, 13.447%, 11/1/29 5                                                                   795,620            189,768
Trust 321, Cl. 2, 12.052%, 4/1/32 5                                                                   4,028,801            904,826
Trust 322, Cl. 2, 11.849%, 4/1/32 5                                                                   2,950,046            672,378
Trust 324, Cl. 2, 7.622%, 7/1/32 5                                                                    2,946,327            523,822
Trust 334, Cl. 12, 5.98%, 2/1/33 5                                                                    5,996,001          1,132,072
Trust 334, Cl. 5, 11.68%, 5/1/33 5                                                                    6,033,408          1,273,144
Trust 339, Cl. 7, 8.387%, 7/1/33 5                                                                    5,459,435          1,259,482
Trust 342, Cl. 2, 6.951%, 9/1/33 5                                                                   11,761,328          2,650,435
Trust 344, Cl. 2, 7.828%, 12/1/33 5                                                                   8,009,587          1,814,659
Trust 362, Cl. 12, 10.893%, 8/1/35 5                                                                  4,206,964            718,840
Trust 362, Cl. 13, 10.903%, 8/1/35 5                                                                  2,332,411            398,374
Trust 364, Cl. 15, 12.566%, 9/1/35 5                                                                  4,320,279            767,800
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security:
Trust 324, Cl. 1, 5.821%, 7/1/32 6                                                                      735,720            607,558
Trust 327, Cl. 1, 6.702%, 9/1/32 6                                                                      849,156            724,225
                                                                                                                    ---------------
                                                                                                                       966,060,104
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.2%
Government National Mortgage Assn.:
6.375%, 5/9/17 2                                                                                         28,927             29,357
6.50%, 11/29/23-12/30/23                                                                                124,981            130,057
7%, 1/29/28-2/8/30                                                                                      773,069            819,390
7.50%, 3/2/22-11/29/26                                                                                  585,489            624,887
8%, 9/29/16-8/29/28                                                                                     157,904            170,391
8.25%, 4/30/08                                                                                              345                350
8.50%, 8/15/17-12/29/17                                                                                 529,927            571,600
9%, 9/30/08-5/30/09                                                                                       2,141              2,202
9.50%, 7/30/18-12/30/19                                                                                  30,024             32,920
10%, 8/29/17-8/30/19                                                                                     77,657             90,233
10.50%, 8/30/13-5/29/21                                                                                 341,901            397,579
11%, 11/8/19-8/8/20                                                                                     261,273            301,354
11.50%, 3/2/13                                                                                            9,331             10,432


                      5 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
12%, 12/30/12-3/30/14                                                                              $      5,490     $        6,457
12.50%, 1/30/14-11/30/14                                                                                 47,531             55,122
13%, 4/30/11                                                                                              6,392              7,288
13.50%, 5/15/11-1/30/13                                                                                   7,940              9,296
14%, 6/30/11                                                                                              3,079              3,560
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                   7,447,949          7,974,570
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                                   1,936,011          2,069,484
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-19, Cl. SB, (1.701)%, 7/16/28 5                                                           1,878,307            180,563
Series 1998-6, Cl. SA, 0.856%, 3/16/28 5                                                              1,170,660            112,021
Series 2006-47, Cl. SA, 13.741%, 8/16/36 5                                                            6,690,843            449,406
                                                                                                                    ---------------
                                                                                                                        14,048,519
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--11.5%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                          4,590,000          4,551,652
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                       3,157,888          3,214,953
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                2,452,758          2,501,345
-----------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (6.889)%, 6/22/24 5                                     22,601,045            672,505
-----------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multi-Class Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 4.973%, 8/25/08 2                                                                    1,126,968          1,125,357
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                                                                                      1,980,000          1,990,080
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust Series 2006-A5, Real Estate Mgt.
Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 1A13,
5.233%, 10/25/36 2                                                                                    3,861,279          3,790,877
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                               8,972,481          8,827,604
-----------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2001-SPGA, Cl. B, 6.662%, 8/13/18                                               10,767,000         11,373,756
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                              1,365,926          1,366,020
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                                  613,635            614,621
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                            3,904,767          3,901,357
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-
Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                        2,056,364          2,032,099
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                                              1,215,990          1,214,721
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                               2,610,000          2,610,454
-----------------------------------------------------------------------------------------------------------------------------------


                      6 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                           $  2,960,000     $    2,981,280
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                                              3,300,000          3,337,815
-----------------------------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 7.668%, 1/17/34 5                              147,161,457          1,448,260
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                             1,120,000          1,112,408
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                             3,790,000          3,782,145
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                            1,940,000          1,952,947
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP11,
Commercial Mtg. Pass-Through Certificates, Series 2007-LD11, Cl. A2,
5.992%, 6/15/49 2                                                                                     5,330,000          5,482,553
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Commercial Mortgage Finance Corp., Commercial Mtg. Pass-
Through Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                         8,885,470          9,270,505
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                               3,140,000          3,146,609
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                               3,680,000          3,717,593
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 4                                                                                               458,375            352,948
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                  3,340,937          3,314,162
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                                                 151,912            151,420
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                   595,941            596,972
-----------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
2001-C1, Cl. A2, 6.36%, 3/12/34                                                                      10,000,000         10,416,513
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                         8,181,000          8,799,563
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                             7,271,970          7,173,643
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates,  Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                  2,992,567          2,991,562
                                                                                                                    ---------------
                                                                                                                       119,816,299
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.5%
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2003-46, Cl. 1A2, 4.122%, 1/19/34 2                                                            5,038,298          5,095,736
-----------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 5.039%,
7/25/45 2                                                                                                86,342             86,134
                                                                                                                    ---------------
                                                                                                                         5,181,870
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-
S2, Cl. 3A1, 6.756%, 2/25/32 2                                                                        2,677,126          2,727,786
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.7%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                               5,072,911          5,186,385
-----------------------------------------------------------------------------------------------------------------------------------


                      7 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                               $    655,272     $      655,315
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                  2,500,000          2,520,585
-----------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 1995-2B, Cl. 2IO, 6.994%, 6/15/25 5                                                            8,426,354            168,663
-----------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates, Series 2000-1, Cl. M3, 5.933%,
1/25/40 2                                                                                                83,037             83,205
                                                                                                                    ---------------
                                                                                                                         8,614,153
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $1,099,299,859)                                                              1,116,448,731

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.7%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.625%, 10/25/12 8                                                                                   25,430,000         26,147,889
6%, 6/15/11 8,9                                                                                      10,000,000         10,745,830
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., Series 1, 4.75%, 11/19/12                                      15,305,000         15,815,912
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts., 7.25%, 1/15/10 8                                        33,478,000         35,909,641
-----------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.921%,
1/15/21 10                                                                                           25,656,000         14,114,494
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $98,430,744)                                                                   102,733,766

-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.4%
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 53.76% in joint repurchase agreement (Principal
Amount/Value $162,620,000, with a maturity value of $162,681,389) with
UBS Warburg LLC, 4.53%, dated 11/30/07, to be repurchased at
$87,464,005 on 12/3/07, collateralized by Federal Home Loan Mortgage
Corp., 4.50%, 5/1/36, with a value of $166,345,997 (Cost $87,431,000)                                87,431,000         87,431,000
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.3% 11
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.25% in joint repurchase agreement (Principal
Amount/Value $6,000,000,000, with a maturity value of $6,002,310,000)
with Bank of America NA, 4.62%, dated 11/30/07, to be repurchased at
$15,054,774 on 12/3/07, collateralized by U.S. Agency Mortgages, 4.50%-
7%, 9/1/19-2/1/36, with a value of $6,120,000,000 (Cost $15,048,980)                                 15,048,980         15,048,980
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,341,401,752)                                                         114.7%     1,358,299,327
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (14.7)      (173,985,430)

                                                                                                   --------------------------------
NET ASSETS                                                                                                100.0%    $1,184,313,897
                                                                                                   ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,349,048 or 0.11% of the Fund's net assets as of November 30, 2007.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of November 30, 2007 was $398,450, which represents 0.03% of the Fund's net assets.

See accompanying Notes.


                      8 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $35,754,265 or 3.02% of the Fund's net assets as of November 30, 2007.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,696,732 or 0.14% of the Fund's net assets as of November 30, 2007.

7. When-issued security or forward commitment to be delivered and settled after November 30, 2007. See accompanying Notes.

8. Partial or fully-loaned security. See accompanying Notes.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,149,166. See accompanying Notes.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2007, the Fund had purchased $165,850,297 of securities issued on a when-issued basis or forward commitment and sold $15,684,713 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month,


                      9 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of November 30, 2007, securities with an aggregate market value of $45,502, representing less than 0.005% of the Fund's net assets, were in default.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.


                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of November 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                 UNREALIZED
                                EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS   NOVEMBER 30, 2007   (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    3/19/08       1,543   $     180,820,313   $      221,670
U.S. Treasury Nts., 5 yr.          3/31/08          75           8,258,203           34,376
U.S. Treasury Nts., 10 yr.         3/19/08         200          22,640,625          (16,690)
                                                                             ---------------
                                                                                    239,356
                                                                             ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.         12/31/07          68          14,282,125          (38,426)
U.S. Treasury Nts., 2 yr.          3/31/08         895         188,047,891           96,179
                                                                             ---------------
                                                                                     57,753
                                                                             ---------------
                                                                             $      297,109
                                                                             ===============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of November 30, 2007 is as follows:

                                              BUY/SELL   NOTIONAL         PAY/                      PREMIUM
                                                CREDIT     AMOUNT      RECEIVE     TERMINATION        PAID/
COUNTERPARTY        REFERENCE ENTITY        PROTECTION      (000)   FIXED RATE           DATES   (RECEIVED)        VALUE
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                    ABX.HE.AAA.06-2 Index         Sell   $  2,580         0.11 %       5/25/46   $ (128,984)  $ (297,177)
                    ABX.HE.AAA.06-2 Index         Sell      2,580         0.11         5/25/46     (128,961)    (297,177)
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP                  ABX.HE.AAA.06-2 Index         Sell      1,400         0.11         5/25/46     (154,849)    (174,983)
                                                                                                 ------------------------
                                                                                                 $ (412,794)  $ (769,337)
                                                                                                 ========================


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of November 30, 2007, the Fund had entered into the following total return swap agreements:

                              NOTIONAL                           RECEIVED BY THE   TERMINATION
  SWAP COUNTERPARTY             AMOUNT    PAID BY THE FUND                  FUND         DATES         VALUE
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG:
                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
                                             CMBS AAA 8.5+    8.5+ Index plus 60
                         $  16,180,000               Index          basis points        2/1/08   $  (623,805)
                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
                                             CMBS AAA 8.5+    8.5+ Index plus 55
                             1,000,000               Index          basis points        5/1/08       (34,745)
-------------------------------------------------------------------------------------------------------------
    Lehman Brothers
 Special Financing,
              Inc.:
                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
                                             CMBS AAA 8.5+   8.5+ Index minus 25
                            12,100,000               Index          basis points        5/1/08      (435,160)
                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
                                             CMBS AAA 8.5+    8.5+ Index plus 60
                             5,883,000               Index          basis points        2/1/08      (228,586)


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
                                             CMBS AAA 8.5+    8.5+ Index plus 55
                            17,652,000               Index          basis points        5/1/08      (613,986)
                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
                                             CMBS AAA 8.5+   8.5+ Index minus 25
                             6,160,000               Index          basis points        3/1/08      (243,422)
                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
                                             CMBS AAA 8.5+    8.5+ Index plus 45
                            23,399,000               Index          basis points        5/1/08      (815,312)
-------------------------------------------------------------------------------------------------------------
                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
        Morgan Stanley                       CMBS AAA 8.5+   8.5+ Index plus 110
Capital Services, Inc.       2,400,000               Index          basis points       1/31/08       (89,393)
-------------------------------------------------------------------------------------------------------------
                                          If negative, the      If positive, the
                                         absolute value of   Total Return of the
                                                the Lehman       Lehman Brothers
                                             Brothers U.S.         U.S. CMBS AAA
                                             CMBS AAA 8.5+    8.5+ Index plus 60
                UBS AG       7,353,000               Index          basis points        2/1/08      (283,488)
                                                                                                 ------------
                                                                                                 $(3,367,897)
                                                                                                 ============

Abbreviation is as follows:

CMBS                         Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of November 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2007, the Fund had on loan securities valued at $71,016,873, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $72,308,452 was received for the loans, $15,048,980 was received in cash and subsequently invested in approved investments. In addition, collateral of $57,259,472 was also received in the form of securities.


                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $ 1,341,463,377
Federal tax cost of other investments                     8,679,222
                                                    ----------------
Total federal tax cost                              $ 1,350,142,599
                                                    ================

Gross unrealized appreciation                       $    28,869,185
Gross unrealized depreciation                           (15,460,565)
                                                    ----------------
Net unrealized appreciation                         $    13,408,620
                                                    ================


                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008